Balances and Transactions with Related Parties and Affiliated Companies - Commitments with Related Parties (Parenthetical) (Detail) - Heineken [member]	12 Months Ended
Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Renewal option for supply contract	5 years
Restriction period from holding exclusive contract with another supplier at the end of the contract term	3 years